FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets:
Loans receivable, short-term, fair value disclosure	$ 1,119	$ 545
Loans receivable, long-term	1,915	1,695
Loans receivable, long-term, fair value disclosure	480	1,695
Investments, fair value disclosure	633	653
Financial Liabilities:
Short-term borrowings	10,784	11,934
Deferred and contingent consideration, short-term	2,566	2,486
Long-term notes and loans payable, net	417,095	460,750
Deferred and contingent consideration, long-term	5,815	7,736
Notes Payable, Fair Value Disclosure	1,138
Other long-term liabilities	1,000	8,146
Write down of remaining assets	(11,600)	(2,300)
Accounts Receivable, Allowance for Credit Loss, Recovery	(100)	(1,000)
Level 1
Financial Assets:
Loans receivable, short-term	0
Loans receivable, short-term, fair value disclosure		0
Loans receivable, long-term	0
Loans receivable, long-term, fair value disclosure		0
Investments, fair value disclosure	33	53
Financial Liabilities:
Deferred and contingent consideration, short-term	0	0
Deferred and contingent consideration, long-term	0	0
Notes Payable, Fair Value Disclosure	0
Level 2
Financial Assets:
Loans receivable, short-term	0
Loans receivable, short-term, fair value disclosure		0
Loans receivable, long-term, fair value disclosure	0	0
Investments, fair value disclosure	0	0
Financial Liabilities:
Deferred and contingent consideration, short-term	0	0
Deferred and contingent consideration, long-term	0	0
Notes Payable, Fair Value Disclosure	0
Level 3
Financial Assets:
Loans receivable, short-term	1,119
Loans receivable, short-term, fair value disclosure		0
Loans receivable, long-term, fair value disclosure	480	0
Investments, fair value disclosure	600	600
Financial Liabilities:
Deferred and contingent consideration, short-term	2,566	2,486
Deferred and contingent consideration, long-term	5,815	$ 7,736
Notes Payable, Fair Value Disclosure	$ 1,138